Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash generated from operating activities
Profit for the year	₩ 1,387,095	₩ 1,145,937	₩ 947,831
Adjustments for income and expenses	4,313,213	4,546,338	4,719,438
Changes in assets and liabilities related to operating activities	(108,813)	(274,163)	118,106
Sub-total	5,591,495	5,418,112	5,785,375
Interest received	74,787	60,134	52,163
Dividends received	43,536	50,899	16,388
Interest paid	(356,081)	(341,488)	(259,719)
Income tax paid	(266,452)	(240,452)	(434,890)
Net cash provided by operating activities	5,087,285	4,947,205	5,159,317
Cash inflows from investing activities:
Decrease in short-term financial instruments, net			264,693
Decrease in short-term investment securities, net			5,010
Collection of short-term loans	131,823	136,242	123,700
Decrease in long-term financial instruments			330,032
Proceeds from disposals of long-term investment securities	51,741	100,817	104,190
Proceeds from disposals of investments in associates and joint ventures	77,974	4,950	342,645
Proceeds from disposals of assets held for sale	13,031	1,353	20,136
Proceeds from disposals of property and equipment	47,078	12,900	15,792
Proceeds from disposals of intangible assets	32,685	4,428	10,993
Collection of long-term loans	1,680	1,547	1,134
Decrease in deposits	5,758	5,922	10,056
Proceeds from settlement of derivatives	492	1,452	1,542
Government grants received	0	2,967
Sub-total	362,262	272,578	1,229,923
Cash outflows for investing activities:
Increase in short-term financial instruments, net	(26,581)	(51,421)
Increase in short-term loans	(110,810)	(130,041)	(127,263)
Increase in long-term loans	(14,118)	(11,602)	(11,724)
Increase in long-term financial instruments			(330,032)
Acquisitions of long-term investment securities	(222,568)	(324,997)	(436,753)
Cash outflows from settlement of derivatives	(112,903)
Acquisitions of investments in associates and joint ventures	(8,014)	(17,656)	(11,065)
Acquisitions of property and equipment	(2,487,360)	(2,973,882)	(2,908,287)
Acquisitions of intangible assets	(71,856)	(106,761)	(138,136)
Increase in deposits	(15,525)	(6,848)	(12,146)
Cash decrease due to changes in consolidation scope	(4,354)	(2,275)
Cash outflow for business combinations, net			(62,312)
Sub-total	(3,074,089)	(3,625,483)	(4,037,718)
Net cash used in investing activities	(2,711,827)	(3,352,905)	(2,807,795)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net	100,000		130,000
Proceeds from issuance of debentures	1,236,475	1,785,108	1,200,122
Proceeds from long-term borrowings	200,000	49,950	440,000
Proceeds from issuance of hybrid bonds		398,509
Cash inflows from settlement of derivatives		183,090	768
Transactions with non-controlling shareholders	15,717	160	31,151
Sub-total	1,552,192	2,416,817	1,802,041
Cash outflows for financing activities:
Repayments of short-term borrowings, net		(142,998)
Repayments of long-term payables – other	(369,150)	(400,245)	(400,245)
Repayments of debentures	(1,235,750)	(1,869,190)	(1,390,000)
Repayments of long-term borrowings	(402,500)	(125,000)	(41,471)
Redemption of hybrid bonds		(400,000)
Payments of dividends	(804,317)	(773,806)	(904,020)
Payments of interest on hybrid bonds	(19,800)	(17,283)	(14,766)
Repayments of lease liabilities	(381,347)	(402,465)	(401,054)
Acquisitions of treasury shares	(15,788)	(285,487)
Transactions with non-controlling shareholders	(133,393)	(21,333)	(367)
Sub-total	(3,362,045)	(4,437,807)	(3,151,923)
Net cash used in financing activities	(1,809,853)	(2,020,990)	(1,349,882)
Net increase (decrease) in cash and cash equivalents	565,605	(426,690)	1,001,640
Cash and cash equivalents at beginning of the year	1,454,978	1,882,291	872,731
Effects of exchange rate changes on cash and cash equivalents	26,124	(623)	7,920
Cash and cash equivalents included in assets held for sale	(22,986)
Cash and cash equivalents at end of the year	₩ 2,023,721	₩ 1,454,978	₩ 1,882,291